Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended September 30,
	2013	2012
	(In thousands)
Current income tax expense (benefit):
Federal	$105	$(195)
State	33	(33)

	138	(228)

Deferred income tax expense:
Federal	230	60
State	84	(7)

	314	53

	$452	$(175)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Years Ended September 30,
	2013	Percent of Pretax Loss	2012	Percent of Pretax Loss
	(Dollars in thousands)
Federal income taxes	$473	34.0%	$(277)	(34.0)%
State income taxes, net of federal income tax effect	77	5.6%	(26)	(3.2)%
Non-deductible stock based compensation	14	1.0%	28	3.4%
Non-deductible merger related costs (reimbursement)	(102)	(7.3)%	102	12.5%
Other items, net	(10)	(0.8)%	(2)	(0.2)%

Effective Income Taxes	$452	32.5%	$(175)	(21.5)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	September 30,
	2013	2012
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$366	$384
Net operating loss carryforwards	—	252
Deferred rent	63	71
Benefit plan adjustment (Accumulated Other Comprehensive Income)	599	245
Unrealized loss on securities available for sale	473	—
Stock based compensation	203	176
Interest income and other	152	271

Total Deferred Tax Assets	1,856	1,399

Deferred tax liabilities:
Accrued pension	292	288
Depreciation	26	86
Unrealized gain on securities available for sale	—	319

Total Deferred Tax Liabilities	318	693

Net Deferred Tax Assets Included in Other Assets	$1,538	$706